Schedule of Fair Value Warrant by Using Black-Scholes Pricing Model Assumptions (Details)	Sep. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares	Nov. 02, 2023 $ / shares	Dec. 31, 2022 $ / shares	Jul. 26, 2022 $ / shares	May 16, 2022 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 1.06
Measurement Input, Share Price [Member] | 2023 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		$ 2.77	$ 4.90
Measurement Input, Share Price [Member] | 2022 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		2.77		$ 18.40		$ 52.40
Measurement Input, Share Price [Member] | 2022 Inducement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		$ 2.77		$ 18.40	$ 32.80
Measurement Input, Expected Term [Member] | 2023 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expiration term (in years)		4 years 10 months 2 days	5 years
Measurement Input, Expected Term [Member] | 2022 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expiration term (in years)		4 years 10 months 2 days		4 years 10 months 17 days		5 years 6 months
Measurement Input, Expected Term [Member] | 2022 Inducement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expiration term (in years)		4 years 10 months 2 days		3 years 11 months 1 day	4 years 4 months 2 days
Measurement Input, Option Volatility [Member] | 2023 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input		95	90
Measurement Input, Option Volatility [Member] | 2022 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input		95		70		65.0
Measurement Input, Option Volatility [Member] | 2022 Inducement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input		95		75	70.0
Measurement Input, Risk Free Interest Rate [Member] | 2023 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input		3.82	4.6
Measurement Input, Risk Free Interest Rate [Member] | 2022 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input		3.82		3.96		2.83
Measurement Input, Risk Free Interest Rate [Member] | 2022 Inducement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input		3.82		4.07	2.84
Measurement Input, Expected Dividend Payment [Member] | 2023 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input		0.0	0.0
Measurement Input, Expected Dividend Payment [Member] | 2022 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input		0.0		0.0		0.0
Measurement Input, Expected Dividend Payment [Member] | 2022 Inducement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input		0.0		0.0	0.0